Fair Value Measurements (Details) - Schedule of Assets and Liabilities Measured on a Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Total liabilities	$ 104	$ 311	$ 32,203
Forward Purchase Collateral Derivative [Member]
Liabilities:
Total liabilities	104	311
2021 Bridge Debentures [Memebr]
Liabilities:
Total liabilities		311	32,203
Level 1 [Member]
Liabilities:
Total liabilities	101	302
Level 1 [Member] | Forward Purchase Collateral Derivative [Member]
Liabilities:
Total liabilities	101	302
Level 1 [Member] | 2021 Bridge Debentures [Memebr]
Liabilities:
Total liabilities		302
Level 2 [Member]
Liabilities:
Total liabilities	3	9
Level 2 [Member] | Forward Purchase Collateral Derivative [Member]
Liabilities:
Total liabilities	3	9
Level 2 [Member] | 2021 Bridge Debentures [Memebr]
Liabilities:
Total liabilities		9
Level 3 [Member]
Liabilities:
Total liabilities			32,203
Level 3 [Member] | Forward Purchase Collateral Derivative [Member]
Liabilities:
Total liabilities
Level 3 [Member] | 2021 Bridge Debentures [Memebr]
Liabilities:
Total liabilities			$ 32,203